                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08265

Morgan Stanley S&P 500 Index Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
      (Address of principal executive offices)                        (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                      (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: August 31, 2006

Date of reporting period: February 28, 2006


Item 1 - Report to Shareholders

WELCOME, SHAREHOLDER:

IN THIS REPORT, YOU'LL LEARN ABOUT HOW YOUR INVESTMENT IN MORGAN STANLEY S&P 500 INDEX FUND PERFORMED DURING THE SEMIANNUAL PERIOD. WE WILL PROVIDE AN OVERVIEW OF THE MARKET CONDITIONS, AND DISCUSS SOME OF THE FACTORS THAT AFFECTED PERFORMANCE DURING THE REPORTING PERIOD. IN ADDITION, THIS REPORT INCLUDES THE FUND'S FINANCIAL STATEMENTS AND A LIST OF FUND INVESTMENTS.

THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED.

MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND. PLEASE SEE THE PROSPECTUS FOR MORE COMPLETE INFORMATION ON INVESTMENT RISKS.

FUND REPORT

For the six months ended February 28, 2006

TOTAL RETURN FOR THE 6 MONTHS ENDED FEBRUARY 28, 2006

                                             S&P       LIPPER S&P
                                          500(R)    500 OBJECTIVE
CLASS A   CLASS B   CLASS C   CLASS D   INDEX(1)   FUNDS INDEX(2)
-------   -------   -------   -------   --------   --------------
   5.64%     5.16%     5.17%     5.73%      5.93%            5.79%

THE PERFORMANCE OF THE FUND'S FOUR SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE FUND'S TOTAL RETURNS ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS BUT DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES. SUCH COSTS WOULD LOWER PERFORMANCE. SEE PERFORMANCE SUMMARY FOR STANDARDIZED PERFORMANCE AND BENCHMARK INFORMATION.

MARKET CONDITIONS

The stock market advanced during the six-month period ended February 28, 2006, although returns were earned at an uneven pace. The start of the period found investors apprehensive as the Gulf Coast hurricanes sent oil prices spiking and heightened anxiety about the economy. However, as October wound to a close, the stock market showed signs of renewed optimism. Falling oil prices, better-than-expected economic data, the nomination of Ben S. Bernanke to head the Federal Reserve (the "Fed"), and strengthening consumer trends lifted investor sentiment. Stocks continued to advance through November, buoyed by indications that the Fed might soon slow the pace of rate increases, encouraging consumer confidence data, continued declines in oil prices, strong retail trends (excluding the beleaguered auto industry), and acceptable housing data.

Stocks delivered more muted performance in December as cross currents buffeted the market. Rising gold prices, the ongoing struggles of the auto industry, an additional Fed tightening and trends in bond market yields rekindled concern. Yet, the market found positive signals as well, including favorable productivity, employment and consumer confidence data; consolidation activity in the oil industry; corporate litigation developments; and notes from the Fed's meeting minutes which more strongly suggested that its tightening cycle could be nearer to an end.

Although geopolitical risk, oil prices and mixed corporate earnings weighed on investors, the market opened 2006 with a pronounced "January Effect." (The "January Effect" is a historical trend wherein the market rallies in the first month of the calendar year, particularly in higher-volatility segments of the market such as small-cap stocks.) By February, the market slowed its pace. Employment and payroll data and corporate earnings soured sentiment in the early portion of the month, although declining oil prices and favorable inflation data helped boost the market in final weeks of the period.

Thirteen companies joined the ranks of the S&P 500(R) Index during the period. A variety of factors paved the way for their inclusion, including consolidation activity, spin-offs and bankruptcies of previous Index participants.

PERFORMANCE ANALYSIS

Morgan Stanley S&P 500 Index Fund underperformed the S&P 500 Index and the Lipper S&P 500 Objective Funds Index for the six months ended February 28, 2006, assuming no deduction of applicable sales charges.

On a market capitalization basis, the smallest companies of the Index performed most strongly. Value-oriented stocks outperformed their growth counterparts, broadly speaking.

During the period, all 10 sectors within the S&P 500 Index posted positive returns. Materials led the way; the sector was well positioned to benefit from sustained economic growth, demand for commodities, and rising prices for gold and other metals. The financials sector followed, with particular strength in the diversified financials group. Investor interest in the sector was stoked by good earnings from "Wall Street" firms, such as money managers and securities brokerages companies. In terms of the smaller industry groups that make up sectors, transportation stocks fared well due to company-specific factors and declining oil prices.

In contrast, the consumer discretionary sector brought up the pack on a total return basis. Weakness within the auto and auto component industries were the primary culprit. Bankruptcies, dividend cuts and labor issues were among the many factors propelling these stocks downward. Utilities and consumer staples trailed as well.

Because the S&P 500 Index is market capitalization weighted (and that the Fund seeks to replicate the performance attributes of the Index, before Fund fees), the overall contribution of each sector was influenced by its relative size within the Index and the Fund portfolio. On a contribution basis, the financials, industrials and technology sectors led. The financials sector's impact reflected its large representation within the Index, as well as the solid gains of diversified financials companies.

Also enjoying sizable representation within the Index, the industrials sector benefited in a climate of economic growth, broadly speaking. Moreover, company-specific events -- such as acquisition activity and good earnings -- enhanced the appeal of industrials. The technology sector rose as a variety of companies posted strong earnings.

On a contribution basis, the utilities sector added the least to overall returns, due primarily to company-specific misadventures. Consumer discretionary also failed to keep pace; as discussed, auto and auto components faltered significantly. The energy sector posted a below-average contribution as well. Although oil prices remained elevated on a historical basis, they did decline for the period overall. A warm winter slowed demand for energy, further hindering the sector.

THERE IS NO GUARANTEE THAT ANY SECTORS MENTIONED WILL CONTINUE TO PERFORM AS DISCUSSED HEREIN OR THAT SECURITIES IN SUCH SECTORS WILL BE HELD BY THE FUND IN THE FUTURE.

TOP 10 HOLDINGS

Exxon Mobil Corp.                                                          3.1%
General Electric Co.                                                       3.0
Microsoft Corp                                                             2.1
Citigroup, Inc.                                                            2.0
Bank of America Corp.                                                      1.8
Procter & Gamble Co. (The)                                                 1.7
Pfizer, Inc.                                                               1.6
American International Group, Inc.                                         1.5
Johnson & Johnson                                                          1.5
Altria Group, Inc.                                                         1.3

TOP FIVE INDUSTRIES

Pharmaceuticals: Major                                                     6.1%
Integrated Oil                                                             5.1
Industrial Conglomerates                                                   5.1
Major Banks                                                                4.8
Financial Conglomerates                                                    4.4

DATA AS OF FEBRUARY 28, 2006. SUBJECT TO CHANGE DAILY. ALL PERCENTAGES FOR TOP 10 HOLDINGS AND TOP FIVE INDUSTRIES ARE AS A PERCENTAGE OF NET ASSETS. THESE DATA ARE PROVIDED FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE DEEMED A RECOMMENDATION TO BUY OR SELL THE SECURITIES MENTIONED. MORGAN STANLEY IS A FULL-SERVICE SECURITIES FIRM ENGAGED IN SECURITIES TRADING AND BROKERAGE ACTIVITIES, INVESTMENT BANKING, RESEARCH AND ANALYSIS, FINANCING AND FINANCIAL ADVISORY SERVICES.

INVESTMENT STRATEGY

THE FUND WILL NORMALLY INVEST AT LEAST 80 PERCENT OF ITS ASSETS IN COMMON STOCKS OF COMPANIES INCLUDED IN THE S&P 500 INDEX. THE "INVESTMENT ADVISER," MORGAN STANLEY INVESTMENT ADVISORS INC., "PASSIVELY" MANAGES THE FUND'S ASSETS BY INVESTING IN STOCKS IN APPROXIMATELY THE SAME PROPORTION AS THEY ARE REPRESENTED IN THE INDEX. FOR EXAMPLE, IF THE COMMON STOCK OF A SPECIFIC COMPANY REPRESENTS FIVE PERCENT OF THE INDEX, THE INVESTMENT ADVISER TYPICALLY WILL INVEST THE SAME PERCENTAGE OF THE FUND'S ASSETS IN THAT STOCK. THE S&P 500 INDEX IS A WELL-KNOWN STOCK MARKET INDEX THAT INCLUDES COMMON STOCKS OF 500 COMPANIES REPRESENTING A SIGNIFICANT PORTION OF THE MARKET VALUE OF ALL COMMON STOCKS PUBLICLY TRADED IN THE UNITED STATES. THE FUND MAY INVEST IN FOREIGN COMPANIES, INCLUDING THOSE THAT ARE IN EMERGING MARKET COUNTRIES, THAT ARE INCLUDED IN THE S&P 500 INDEX.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS BY FILING THE SCHEDULE ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC). THE SEMIANNUAL REPORTS ARE FILED ON FORM N-CSRS AND THE ANNUAL REPORTS ARE FILED ON FORM N-CSR. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, www.morganstanley.com. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS,

NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, http://www.sec.gov. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (publicinfo@sec.gov) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

YOU MAY OBTAIN A COPY OF THE FUND'S PROXY VOTING POLICY AND PROCEDURES WITHOUT CHARGE, UPON REQUEST, BY CALLING TOLL FREE (800) 869-NEWS OR BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT www.morganstanley.com. IT IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT http://www.sec.gov.

YOU MAY OBTAIN INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT TWELVE-MONTH PERIOD ENDED JUNE 30 WITHOUT CHARGE BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT www.morganstanley.com. THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT http://www.sec.gov.

HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS, INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS, TO INVESTORS WITH THE SAME LAST NAME WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 350-6414, 8:00 A.M. TO 8:00 P.M., ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

PERFORMANCE SUMMARY

AVERAGE ANNUAL TOTAL RETURNS -- PERIOD ENDED FEBRUARY 28, 2006

                       CLASS A SHARES*       CLASS B SHARES**       CLASS C SHARES+       CLASS D SHARES++
                      (SINCE 09/26/97)       (SINCE 09/26/97)      (SINCE 09/26/97)       (SINCE 09/26/97)
SYMBOL                     SPIAX                 SPIBX                  SPICX                  SPIDX
1 YEAR                            7.76%(3)               6.91%(3)              7.01%(3)               7.99%(3)
                                  2.10(4)                1.91(4)               6.01(4)                  --
5 YEARS                           1.69(3)                0.89(3)               0.91(3)                1.91(3)
                                  0.60(4)                0.50(4)               0.91(4)                  --
SINCE INCEPTION                   4.58(3)                3.77(3)               3.78(3)                4.81(3)
                                  3.91(4)                3.77(4)               3.78(4)                  --

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT www.morganstanley.com OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

*    THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 5.25%.

** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.

+ THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C IS 1.0% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.

++   CLASS D HAS NO SALES CHARGE.

(1) THE STANDARD & POOR'S 500 INDEX (S&P 500(R)) IS A BROAD-BASED INDEX, THE PERFORMANCE OF WHICH IS BASED ON THE PERFORMANCE OF 500 WIDELY-HELD COMMON STOCKS CHOSEN FOR MARKET SIZE, LIQUIDITY AND INDUSTRY GROUP REPRESENTATION. INDEXES ARE UNMANAGED AND THEIR RETURNS DO NOT INCLUDE ANY SALES CHARGES OR FEES. SUCH COSTS WOULD LOWER PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(2) THE LIPPER S&P 500 OBJECTIVE FUNDS INDEX IS AN EQUALLY WEIGHTED PERFORMANCE INDEX OF THE LARGEST QUALIFYING FUNDS (BASED ON NET ASSETS) IN THE LIPPER S&P 500 OBJECTIVE FUNDS CLASSIFICATION. THE INDEX, WHICH IS ADJUSTED FOR CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS, IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT. THERE ARE CURRENTLY 30 FUNDS REPRESENTED IN THIS INDEX.

(3) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.

(4) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 09/01/05 - 02/28/06.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                BEGINNING        ENDING        EXPENSES PAID
                                                              ACCOUNT VALUE   ACCOUNT VALUE   DURING PERIOD *
                                                              -------------   -------------   ---------------
                                                                                                 09/01/05 -
                                                                 09/01/05       02/28/06         02/28/06
                                                              -------------   -------------   ---------------
CLASS A
Actual (5.64% return)                                         $    1,000.00   $    1,056.40   $          3.26
Hypothetical (5% annual return before expenses)               $    1,000.00   $    1,021.67   $          3.16

CLASS B
Actual (5.16% return)                                         $    1,000.00   $    1,051.60   $          7.12
Hypothetical (5% annual return before expenses)               $    1,000.00   $    1,017.85   $          7.00

CLASS C
Actual (5.17% return)                                         $    1,000.00   $    1,051.70   $          6.71
Hypothetical (5% annual return before expenses)               $    1,000.00   $    1,018.25   $          6.61

CLASS D
Actual (5.73% return)                                         $    1,000.00   $    1,057.30   $          2.04
Hypothetical (5% annual return before expenses)               $    1,000.00   $    1,022.81   $          2.01

----------
  * EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.63%, 1.40%, 1.32% AND 0.40% FOR CLASS A, CLASS B, CLASS C AND CLASS D SHARES, RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 181/365 (TO REFLECT THE ONE-HALF YEAR PERIOD). IF THE FUND HAD BORNE ALL OF ITS EXPENSES THAT WERE WAIVED BY THE INVESTMENT ADVISER AND ADMINISTRATOR, THE ANNUALIZED EXPENSE RATIOS WOULD HAVE BEEN 0.65%, 1.42%, 1.34% AND 0.42% FOR CLASS A, CLASS B, CLASS C AND CLASS D SHARES, RESPECTIVELY.

MORGAN STANLEY S&P 500 INDEX FUND

PORTFOLIO OF INVESTMENTS    FEBRUARY 28, 2006 (UNAUDITED)

NUMBER OF
 SHARES                                                                                 VALUE
--------------------------------------------------------------------------------------------------
              COMMON STOCKS (98.6%)
              ADVERTISING/MARKETING
              SERVICES (0.2%)
     53,922   Interpublic Group of Companies, Inc. (The)*                         $        558,632
     21,871   Omnicom Group, Inc.                                                        1,745,743
                                                                                  ----------------
                                                                                         2,304,375
                                                                                  ----------------
              AEROSPACE & DEFENSE (1.5%)
     97,919   Boeing Co.                                                                 7,117,732
     24,418   General Dynamics Corp.                                                     3,010,007
     14,909   Goodrich Corp.                                                               623,793
     14,572   L-3 Communications Holdings, Inc.                                          1,211,079
     43,372   Lockheed Martin Corp.                                                      3,160,518
     43,097   Northrop Grumman Corp.                                                     2,762,518
     54,186   Raytheon Co.                                                               2,351,672
     20,955   Rockwell Collins, Inc.                                                     1,113,758
                                                                                  ----------------
                                                                                        21,351,077
                                                                                  ----------------
              AGRICULTURAL COMMODITIES/MILLING (0.2%)
     79,229   Archer-Daniels-Midland Co.                                                 2,513,144
                                                                                  ----------------
              AIR FREIGHT/COURIERS (1.0%)
     36,758   FedEx Corp.                                                                3,941,928
    133,858   United Parcel Service, Inc. (Class B)                                     10,000,531
                                                                                  ----------------
                                                                                        13,942,459
                                                                                  ----------------
              AIRLINES (0.1%)
     84,617   Southwest Airlines Co.                                                     1,419,027
                                                                                  ----------------
              ALUMINUM (0.2%)
    105,555   Alcoa, Inc.                                                                3,094,873
                                                                                  ----------------
              APPAREL/FOOTWEAR (0.4%)
     16,706   Cintas Corp.                                                                 686,450
     46,101   Coach, Inc.*                                                               1,646,728
     14,171   Jones Apparel Group, Inc.                                                    409,825
     12,936   Liz Claiborne, Inc.                                                          466,084
     23,058   Nike, Inc. (Class B)                                                       2,000,973
     10,788   V.F. Corp.                                                                   591,182
                                                                                  ----------------
                                                                                         5,801,242
                                                                                  ----------------
              APPAREL/FOOTWEAR RETAIL (0.3%)
     69,619   Gap, Inc. (The)                                                     $      1,290,736
     42,240   Limited Brands, Inc.                                                         999,821
     26,516   Nordstrom, Inc.                                                            1,007,608
     55,881   TJX Companies, Inc. (The)                                                  1,368,526
                                                                                  ----------------
                                                                                         4,666,691
                                                                                  ----------------
              AUTO PARTS: O.E.M. (0.2%)
     18,240   Dana Corp.*                                                                   32,102
     17,952   Eaton Corp.                                                                1,250,716
     23,407   Johnson Controls, Inc.                                                     1,668,217
                                                                                  ----------------
                                                                                         2,951,035
                                                                                  ----------------
              AUTOMOTIVE AFTERMARKET (0.0%)
      7,437   Cooper Tire & Rubber Co.                                                     110,811
     21,397   Goodyear Tire & Rubber Co. (The)*                                            306,619
                                                                                  ----------------
                                                                                           417,430
                                                                                  ----------------
              BEVERAGES: ALCOHOLIC (0.4%)
     94,168   Anheuser-Busch Companies, Inc.                                             3,911,739
     10,076   Brown-Forman Corp. (Class B)                                                 708,947
     23,863   Constellation Brands Inc. (Class A)*                                         628,551
      6,848   Molson Coors Brewing Co. (Class B)                                           429,712
                                                                                  ----------------
                                                                                         5,678,949
                                                                                  ----------------
              BEVERAGES: NON-ALCOHOLIC (0.8%)
    251,071   Coca-Cola Co. (The)                                                       10,537,450
     36,759   Coca-Cola Enterprises Inc.                                                   722,314
     16,630   Pepsi Bottling Group, Inc. (The)                                             488,257
                                                                                  ----------------
                                                                                        11,748,021
                                                                                  ----------------
              BIOTECHNOLOGY (1.5%)
    149,720   Amgen Inc.*                                                               11,302,363
     41,170   Biogen Idec Inc.*                                                          1,945,282
     13,267   Chiron Corp.*                                                                605,904
     31,322   Genzyme Corp.*                                                             2,171,867
     55,544   Gilead Sciences, Inc.*                                                     3,458,725

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
 SHARES                                                                                 VALUE
--------------------------------------------------------------------------------------------------
     29,846   MedImmune, Inc.*                                                    $      1,089,081
      6,316   Millipore Corp.*                                                             437,888
                                                                                  ----------------
                                                                                        21,011,110
                                                                                  ----------------
              BROADCASTING (0.2%)
     65,564   Clear Channel Communications, Inc.                                         1,855,461
     27,121   Univision Communications, Inc. (Class A)*                                    907,197
                                                                                  ----------------
                                                                                         2,762,658
                                                                                  ----------------
              BUILDING PRODUCTS (0.2%)
     22,175   American Standard Companies, Inc.                                            877,686
     51,406   Masco Corp.                                                                1,603,353
                                                                                  ----------------
                                                                                         2,481,039
                                                                                  ----------------
              CABLE/SATELLITE TV (0.5%)
    263,398   Comcast Corp. (Class A)*                                                   7,066,968
                                                                                  ----------------
              CASINO/GAMING (0.2%)
     22,292   Harrah's Entertainment, Inc.                                               1,603,241
     40,871   International Game Technology                                              1,461,956
                                                                                  ----------------
                                                                                         3,065,197
                                                                                  ----------------
              CHEMICALS: AGRICULTURAL (0.2%)
     32,566   Monsanto Co.                                                               2,731,636
                                                                                  ----------------
              CHEMICALS: MAJOR DIVERSIFIED (0.8%)
    117,067   Dow Chemical Co. (The)                                                     5,037,393
    111,518   Du Pont (E.I.) de Nemours & Co.                                            4,487,484
      9,884   Eastman Chemical Co.                                                         487,578
     14,544   Engelhard Corp.                                                              578,124
     13,678   Hercules Inc.*                                                               162,084
     17,469   Rohm & Haas Co.                                                              869,083
                                                                                  ----------------
                                                                                        11,621,746
                                                                                  ----------------
              CHEMICALS: SPECIALTY (0.3%)
     26,916   Air Products & Chemicals, Inc.                                             1,726,931
      8,705   Ashland Inc.                                                                 568,175
     39,095   Praxair, Inc.                                                              2,110,348
      8,156   Sigma-Aldrich Corp.                                                          525,328
                                                                                  ----------------
                                                                                         4,930,782
                                                                                  ----------------
              COMMERCIAL PRINTING/FORMS (0.1%)
     26,358   Donnelley (R.R.) & Sons Co.                                         $        887,210
                                                                                  ----------------
              COMPUTER COMMUNICATIONS (1.1%)
     50,796   Avaya Inc.*                                                                  564,852
    745,077   Cisco Systems, Inc.*                                                      15,080,358
      9,760   QLogic Corp.*                                                                401,526
                                                                                  ----------------
                                                                                        16,046,736
                                                                                  ----------------
              COMPUTER PERIPHERALS (0.4%)
    289,985   EMC Corp.*                                                                 4,065,590
     14,076   Lexmark International, Inc. (Class A)*                                       662,839
     45,136   Network Appliance, Inc.*                                                   1,496,710
     45,128   Seagate Technology Inc. (Escrow) (a)*                                             --
                                                                                  ----------------
                                                                                         6,225,139
                                                                                  ----------------
              COMPUTER PROCESSING HARDWARE (2.1%)
    102,226   Apple Computer, Inc.*                                                      7,006,570
    285,477   Dell, Inc.*                                                                8,278,833
     32,136   Gateway, Inc.*                                                                75,841
    347,517   Hewlett-Packard Co.                                                       11,402,033
     22,270   NCR Corp.*                                                                   892,804
    414,141   Sun Microsystems, Inc.*                                                    1,726,968
                                                                                  ----------------
                                                                                        29,383,049
                                                                                  ----------------
              CONSTRUCTION MATERIALS (0.1%)
     12,352   Vulcan Materials Co.                                                         975,808
                                                                                  ----------------
              CONTAINERS/PACKAGING (0.2%)
     12,620   Ball Corp.                                                                   537,612
     12,773   Bemis Company, Inc.                                                          382,935
     17,380   Pactiv Corp.*                                                                398,523
      9,873   Sealed Air Corp.                                                             561,576
     13,614   Temple-Inland Inc.                                                           580,909
                                                                                  ----------------
                                                                                         2,461,555
                                                                                  ----------------
              CONTRACT DRILLING (0.4%)
     19,167   Nabors Industries, Ltd. (Bermuda)*                                         1,264,064
     16,608   Noble Corp. (Cayman Islands)                                               1,227,497

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
  SHARES                                                                               VALUE
--------------------------------------------------------------------------------------------------
     13,259   Rowan Companies, Inc.                                               $        533,675
     40,038   Transocean Inc. (Cayman Islands)*                                          2,970,019
                                                                                  ----------------
                                                                                         5,995,255
                                                                                  ----------------
              DATA PROCESSING SERVICES (0.9%)
     15,075   Affiliated Computer Services, Inc. (Class A)*                                948,519
     69,940   Automatic Data Processing, Inc.                                            3,230,529
     22,441   Computer Sciences Corp.*                                                   1,219,444
     16,980   Convergys Corp.*                                                             294,943
     92,678   First Data Corp.                                                           4,182,558
     22,379   Fiserv, Inc.*                                                                928,728
     40,454   Paychex, Inc.                                                              1,620,183
                                                                                  ----------------
                                                                                        12,424,904
                                                                                  ----------------
              DEPARTMENT STORES (0.4%)
      7,472   Dillard's, Inc. (Class A)                                                    184,334
     33,019   Federated Department Stores, Inc.                                          2,345,670
     41,818   Kohl's Corp.*                                                              2,011,864
     28,170   Penney (J.C.) Co., Inc.                                                    1,651,889
                                                                                  ----------------
                                                                                         6,193,757
                                                                                  ----------------
              DISCOUNT STORES (1.8%)
     13,821   Big Lots, Inc.*                                                              175,665
     57,264   Costco Wholesale Corp.                                                     2,936,498
     38,406   Dollar General Corp.                                                         669,033
     18,833   Family Dollar Stores, Inc.                                                   484,385
     12,106   Sears Holdings Corp.*                                                      1,458,168
    106,643   Target Corp.                                                               5,801,379
    303,013   Wal-Mart Stores, Inc.                                                     13,744,670
                                                                                  ----------------
                                                                                        25,269,798
                                                                                  ----------------
              DRUGSTORE CHAINS (0.6%)
     98,760   CVS Corp.                                                                  2,797,871
    122,763   Walgreen Co.                                                               5,507,148
                                                                                  ----------------
                                                                                         8,305,019
                                                                                  ----------------
              ELECTRIC UTILITIES (3.1%)
     79,229   AES Corp. (The)*                                                           1,370,662
     19,754   Allegheny Energy, Inc.*                                                      706,403
     24,778   Ameren Corp.                                                        $      1,255,501
     47,753   American Electric Power Co., Inc.                                          1,742,984
     37,615   CenterPoint Energy, Inc.                                                     487,867
     24,191   Cinergy Corp.                                                              1,066,339
     26,697   CMS Energy Corp.*                                                            375,894
     29,713   Consolidated Edison, Inc.                                                  1,362,935
     21,649   Constellation Energy Group, Inc.                                           1,271,662
     42,124   Dominion Resources, Inc.                                                   3,163,512
     21,570   DTE Energy Co.                                                               933,981
    112,512   Duke Energy Corp.                                                          3,195,341
     39,520   Edison International                                                       1,753,107
     25,168   Entergy Corp.                                                              1,824,932
     80,933   Exelon Corp.                                                               4,622,084
     40,008   FirstEnergy Corp.                                                          2,043,609
     47,895   FPL Group, Inc.                                                            2,008,237
     41,618   PG&E Corp.                                                                 1,583,565
     12,008   Pinnacle West Capital Corp.                                                  492,928
     46,110   PPL Corp.                                                                  1,466,298
     30,526   Progress Energy, Inc.                                                      1,354,744
     30,409   Public Service Enterprise Group, Inc.                                      2,110,080
     89,942   Southern Co. (The)                                                         3,060,726
     25,242   TECO Energy, Inc.                                                            430,629
     58,566   TXU Corp.                                                                  3,068,273
     48,869   Xcel Energy, Inc.                                                            907,009
                                                                                  ----------------
                                                                                        43,659,302
                                                                                  ----------------
              ELECTRICAL PRODUCTS (0.4%)
     20,848   American Power Conversion Corp.                                              425,925
     11,114   Cooper Industries Ltd. (Class A) (Bermuda)                                   930,242
     49,831   Emerson Electric Co.                                                       4,076,674
     17,412   Molex Inc.                                                                   554,224
                                                                                  ----------------
                                                                                         5,987,065
                                                                                  ----------------
              ELECTRONIC COMPONENTS (0.1%)
     21,104   Jabil Circuit, Inc.*                                                         798,786
     63,756   Sanmina-SCI Corp.*                                                           246,098
    110,818   Solectron Corp.*                                                             400,053
                                                                                  ----------------
                                                                                         1,444,937
                                                                                  ----------------

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
  SHARES                                                                               VALUE
--------------------------------------------------------------------------------------------------
              ELECTRONIC EQUIPMENT/INSTRUMENTS (0.5%)
     49,866   Agilent Technologies, Inc.*                                         $      1,795,176
    200,433   JDS Uniphase Corp.*                                                          609,316
     21,729   Rockwell Automation, Inc.                                                  1,481,266
     30,442   Symbol Technologies, Inc.                                                    353,736
     10,115   Tektronix, Inc.                                                              311,542
     19,671   Thermo Electron Corp.*                                                       681,010
    116,495   Xerox Corp.*                                                               1,735,775
                                                                                  ----------------
                                                                                         6,967,821
                                                                                  ----------------
              ELECTRONIC PRODUCTION EQUIPMENT (0.4%)
    196,804   Applied Materials, Inc.                                                    3,609,385
     23,946   KLA-Tencor Corp.                                                           1,250,700
     16,178   Novellus Systems, Inc.*                                                      432,438
     23,884   Teradyne, Inc.*                                                              401,012
                                                                                  ----------------
                                                                                         5,693,535
                                                                                  ----------------
              ELECTRONICS/APPLIANCE STORES (0.2%)
     49,578   Best Buy Co., Inc.                                                         2,670,271
     18,998   Circuit City Stores - Circuit City Group                                     456,522
     16,330   RadioShack Corp.                                                             319,251
                                                                                  ----------------
                                                                                         3,446,044
                                                                                  ----------------
              ELECTRONICS/APPLIANCES (0.2%)
     34,837   Eastman Kodak Co.                                                            977,178
      6,600   Harman International Industries, Inc.                                        728,310
      9,722   Maytag Corp.                                                                 167,218
      8,183   Whirlpool Corp.                                                              734,752
                                                                                  ----------------
                                                                                         2,607,458
                                                                                  ----------------
              ENGINEERING & CONSTRUCTION (0.1%)
     10,532   Fluor Corp.                                                                  908,912
                                                                                  ----------------
              ENVIRONMENTAL SERVICES (0.2%)
     26,475   Allied Waste Industries, Inc.*                                               283,547
     66,936   Waste Management, Inc.                                                     2,226,291
                                                                                  ----------------
                                                                                         2,509,838
                                                                                  ----------------
              FINANCE/RENTAL/LEASING (1.6%)
     36,330   Capital One Financial Corp.                                         $      3,182,508
     24,232   CIT Group, Inc.                                                            1,302,955
     72,437   Countrywide Financial Corp.                                                2,497,628
    117,404   Fannie Mae                                                                 6,419,651
     83,817   Freddie Mac                                                                5,648,428
      7,784   Ryder System, Inc.                                                           345,143
     50,619   SLM Corp.                                                                  2,855,418
                                                                                  ----------------
                                                                                        22,251,731
                                                                                  ----------------
              FINANCIAL CONGLOMERATES (4.4%)
    150,614   American Express Co.                                                       8,115,082
    613,642   Citigroup, Inc.                                                           28,454,580
    424,428   JPMorgan Chase & Co.                                                      17,460,968
     33,982   Principal Financial Group, Inc.                                            1,655,603
     61,255   Prudential Financial, Inc.                                                 4,719,085
     39,774   State Street Corp.                                                         2,485,080
                                                                                  ----------------
                                                                                        62,890,398
                                                                                  ----------------
              FINANCIAL PUBLISHING/SERVICES (0.4%)
     15,753   Equifax, Inc.                                                                577,190
     45,474   McGraw-Hill Companies, Inc. (The)                                          2,414,215
     30,098   Moody's Corp.                                                              2,016,566
                                                                                  ----------------
                                                                                         5,007,971
                                                                                  ----------------
              FOOD DISTRIBUTORS (0.2%)
     75,241   SYSCO Corp.                                                                2,264,002
                                                                                  ----------------
              FOOD RETAIL (0.4%)
     44,732   Albertson's, Inc.                                                          1,137,982
     87,925   Kroger Co.*                                                                1,762,017
     54,499   Safeway Inc.                                                               1,324,871
     16,519   Supervalu, Inc.                                                              522,000
     16,700   Whole Foods Market, Inc.                                                   1,066,796
                                                                                  ----------------
                                                                                         5,813,666
                                                                                  ----------------
              FOOD: MAJOR DIVERSIFIED (1.4%)
     22,575   Campbell Soup Co.                                                            702,760
     62,943   ConAgra Foods Inc.                                                         1,323,691
     43,094   General Mills, Inc.                                                        2,122,379
     40,595   Heinz (H.J.) Co.                                                           1,537,333

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
  SHARES                                                                               VALUE
--------------------------------------------------------------------------------------------------
     31,152   Kellogg Co.                                                         $      1,380,345
    201,256   PepsiCo, Inc.                                                             11,896,242
     92,130   Sara Lee Corp.                                                             1,627,937
                                                                                  ----------------
                                                                                        20,590,687
                                                                                  ----------------
              FOOD: MEAT/FISH/DAIRY (0.0%)
     30,530   Tyson Foods, Inc. (Class A)                                                  413,071
                                                                                  ----------------
              FOOD: SPECIALTY/CANDY (0.2%)
     21,966   Hershey Co. (The)                                                          1,123,561
     16,236   McCormick & Co., Inc. (Non-Voting)                                           533,028
     21,763   Wrigley (Wm.) Jr. Co.                                                      1,382,821
                                                                                  ----------------
                                                                                         3,039,410
                                                                                  ----------------
              FOREST PRODUCTS (0.2%)
     12,830   Louisiana-Pacific Corp.                                                      364,757
     29,504   Weyerhaeuser Co.                                                           2,014,828
                                                                                  ----------------
                                                                                         2,379,585
                                                                                  ----------------
              GAS DISTRIBUTORS (0.2%)
     36,544   Dynegy, Inc. (Class A)*                                                      197,703
     21,150   KeySpan Corp.                                                                861,862
      5,359   Nicor Inc.                                                                   230,062
     33,068   NiSource, Inc.                                                               678,886
      4,626   Peoples Energy Corp.                                                         169,820
     31,184   Sempra Energy                                                              1,491,843
                                                                                  ----------------
                                                                                         3,630,176
                                                                                  ----------------
              HOME BUILDING (0.3%)
     15,496   Centex Corp.                                                               1,047,685
     33,019   D.R. Horton, Inc.                                                          1,126,278
      9,496   KB Home                                                                      636,517
     16,660   Lennar Corp. (Class A)                                                       997,268
     26,022   Pulte Homes, Inc.                                                            999,505
                                                                                  ----------------
                                                                                         4,807,253
                                                                                  ----------------
              HOME FURNISHINGS (0.1%)
     22,315   Leggett & Platt, Inc.                                                        523,956
     33,418   Newell Rubbermaid, Inc.                                                      831,106
                                                                                  ----------------
                                                                                         1,355,062
                                                                                  ----------------
              HOME IMPROVEMENT CHAINS (1.3%)
    257,671   Home Depot, Inc. (The)                                                    10,860,833
     94,845   Lowe's Companies, Inc.                                              $      6,466,532
     13,617   Sherwin-Williams Co.                                                         620,254
                                                                                  ----------------
                                                                                        17,947,619
                                                                                  ----------------
              HOSPITAL/NURSING MANAGEMENT (0.3%)
     51,420   HCA, Inc.                                                                  2,463,018
     29,984   Health Management Associates, Inc. (Class A)                                 638,359
      9,596   Manor Care, Inc.                                                             396,795
     56,938   Tenet Healthcare Corp.*                                                      449,241
                                                                                  ----------------
                                                                                         3,947,413
                                                                                  ----------------
              HOTELS/RESORTS/CRUISELINES (0.5%)
     52,551   Carnival Corp. (Panama)                                                    2,714,259
     39,792   Hilton Hotels Corp.                                                          962,966
     19,967   Marriott International, Inc. (Class A)                                    1,365,743
     26,592   Starwood Hotels & Resorts Worldwide, Inc.                                  1,688,592
                                                                                  ----------------
                                                                                         6,731,560
                                                                                  ----------------
              HOUSEHOLD/PERSONAL CARE (2.5%)
      9,157   Alberto-Culver Co.                                                           418,200
     55,602   Avon Products, Inc.                                                        1,604,118
     18,280   Clorox Co. (The)                                                           1,114,166
     62,839   Colgate-Palmolive Co.                                                      3,423,469
     13,300   Estee Lauder Companies, Inc. (The) (Class A)                                 497,686
      9,802   International Flavors & Fragrances, Inc.                                     339,443
     56,669   Kimberly-Clark Corp.                                                       3,353,671
    406,561   Procter & Gamble Co. (The)                                                24,365,201
                                                                                  ----------------
                                                                                        35,115,954
                                                                                  ----------------
              INDUSTRIAL CONGLOMERATES (5.1%)
     92,178   3M Co.                                                                     6,783,379
     28,776   Danaher Corp.                                                              1,743,250
  1,281,651   General Electric Co.**                                                    42,127,868

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
  SHARES                                                                               VALUE
--------------------------------------------------------------------------------------------------
    102,225   Honeywell International, Inc.                                       $      4,186,114
     40,129   Ingersoll-Rand Co. Ltd. (Class A) (Bermuda)                                1,646,493
     22,402   ITT Industries, Inc.                                                       1,176,105
     16,056   Textron, Inc.                                                              1,414,694
    244,179   Tyco International Ltd. (Bermuda)                                          6,297,376
    123,560   United Technologies Corp.                                                  7,228,260
                                                                                  ----------------
                                                                                        72,603,539
                                                                                  ----------------
              INDUSTRIAL MACHINERY (0.2%)
     24,838   Illinois Tool Works Inc.                                                   2,132,094
     14,527   Parker Hannifin Corp.                                                      1,135,576
                                                                                  ----------------
                                                                                         3,267,670
                                                                                  ----------------
              INDUSTRIAL SPECIALTIES (0.1%)
     22,360   Ecolab Inc.                                                                  809,208
     20,260   PPG Industries, Inc.                                                       1,228,364
                                                                                  ----------------
                                                                                         2,037,572
                                                                                  ----------------
              INFORMATION TECHNOLOGY SERVICES (1.3%)
     21,391   Citrix Systems, Inc.*                                                        692,213
     63,262   Electronic Data Systems Corp.                                              1,689,095
    191,592   International Business Machines Corp.                                     15,373,342
     41,395   Unisys Corp.*                                                                276,519
                                                                                  ----------------
                                                                                        18,031,169
                                                                                  ----------------
              INSURANCE BROKERS/SERVICES (0.3%)
     38,817   AON Corp.                                                                  1,537,541
     66,071   Marsh & McLennan Companies, Inc.                                           2,042,255
                                                                                  ----------------
                                                                                         3,579,796
                                                                                  ----------------
              INTEGRATED OIL (5.1%)
      9,705   Amerada Hess Corp.                                                         1,342,299
    272,311   Chevron Corp.                                                             15,380,125
    168,308   ConocoPhillips                                                            10,260,056
    754,762   Exxon Mobil Corp.                                                         44,810,220
     20,029   Murphy Oil Corp.                                                             938,759
                                                                                  ----------------
                                                                                        72,731,459
                                                                                  ----------------
              INTERNET RETAIL (0.1%)
     37,203   Amazon.com, Inc.*                                                   $      1,394,740
                                                                                  ----------------
              INTERNET SOFTWARE/SERVICES (0.4%)
     28,600   VeriSign, Inc.*                                                              676,676
    153,160   Yahoo!, Inc.*                                                              4,910,310
                                                                                  ----------------
                                                                                         5,586,986
                                                                                  ----------------
              INVESTMENT BANKS/BROKERS (2.5%)
     29,839   Ameriprise Financial, Inc.                                                 1,357,078
     13,745   Bear Stearns Companies, Inc. (The)                                         1,847,878
     49,620   E*TRADE Group, Inc.*                                                       1,269,280
     54,681   Goldman Sachs Group, Inc. (The)                                            7,725,878
     32,497   Lehman Brothers Holdings Inc.                                              4,742,937
    111,466   Merrill Lynch & Co., Inc.                                                  8,606,290
    130,749   Morgan Stanley (Note 4)                                                    7,800,485
    125,127   Schwab (Charles) Corp. (The)                                               2,028,309
                                                                                  ----------------
                                                                                        35,378,135
                                                                                  ----------------
              INVESTMENT MANAGERS (0.4%)
     10,271   Federated Investors, Inc. (Class B)                                          399,439
     18,007   Franklin Resources, Inc.                                                   1,848,959
     26,164   Janus Capital Group, Inc.                                                    573,777
     50,718   Mellon Financial Corp.                                                     1,830,413
     15,853   Price (T.) Rowe Group, Inc.                                                1,217,193
                                                                                  ----------------
                                                                                         5,869,781
                                                                                  ----------------
              LIFE/HEALTH INSURANCE (0.9%)
     60,694   AFLAC, Inc.                                                                2,807,097
     45,684   Genworth Financial Inc. (Class A)                                          1,453,665
     16,258   Jefferson-Pilot Corp.                                                        979,544
     21,013   Lincoln National Corp.                                                     1,192,908
     91,856   MetLife, Inc.                                                              4,603,823
     12,588   Torchmark Corp.                                                              688,186
     36,149   UnumProvident Corp.                                                          747,923
                                                                                  ----------------
                                                                                        12,473,146
                                                                                  ----------------

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
  SHARES                                                                               VALUE
--------------------------------------------------------------------------------------------------
              MAJOR BANKS (4.8%)
    563,398   Bank of America Corp.                                               $     25,831,798
     93,425   Bank of New York Co., Inc. (The)                                           3,198,872
     65,779   BB&T Corp.                                                                 2,600,244
     20,047   Comerica, Inc.                                                             1,149,094
     27,680   Huntington Bancshares, Inc.                                                  665,704
     49,464   KeyCorp                                                                    1,843,523
     66,853   National City Corp.                                                        2,326,484
     35,447   PNC Financial Services Group                                               2,493,696
     55,545   Regions Financial Corp.                                                    1,931,855
     43,837   SunTrust Banks, Inc.                                                       3,172,484
    188,432   Wachovia Corp.                                                            10,565,382
    202,839   Wells Fargo & Co.                                                         13,022,264
                                                                                  ----------------
                                                                                        68,801,400
                                                                                  ----------------
              MAJOR TELECOMMUNICATIONS (3.1%)
     46,447   ALLTEL Corp.                                                               2,933,128
    473,837   AT&T Inc.                                                                 13,073,163
    221,808   BellSouth Corp.                                                            7,004,697
    358,370   Sprint Nextel Corp.                                                        8,611,631
    354,470   Verizon Communications Inc.                                               11,945,639
                                                                                  ----------------
                                                                                        43,568,258
                                                                                  ----------------
              MANAGED HEALTH CARE (1.8%)
     69,384   Aetna, Inc.                                                                3,538,584
     54,556   Caremark Rx, Inc.*                                                         2,714,161
     15,257   CIGNA Corp.                                                                1,872,797
     19,705   Coventry Health Care, Inc.*                                                1,174,812
     19,746   Humana, Inc.*                                                              1,020,276
    165,422   UnitedHealth Group Inc.                                                    9,632,523
     80,051   WellPoint Inc.*                                                            6,147,116
                                                                                  ----------------
                                                                                        26,100,269
                                                                                  ----------------
              MEDIA CONGLOMERATES (1.9%)
     93,728   CBS Corp. (Class B)                                                        2,292,587
    233,329   Disney (Walt) Co. (The)                                                    6,530,879
    295,155   News Corp. (Class A)                                                       4,805,123
    565,564   Time Warner, Inc.                                                          9,789,913
     93,728   Viacom, Inc. (Class B shares)*                                             3,745,372
                                                                                  ----------------
                                                                                        27,163,874
                                                                                  ----------------
              MEDICAL DISTRIBUTORS (0.5%)
     25,293   AmerisourceBergen Corp.                                             $      1,163,225
     51,943   Cardinal Health, Inc.                                                      3,771,062
     37,320   McKesson Corp.                                                             2,020,132
     16,773   Patterson Companies, Inc.*                                                   604,499
                                                                                  ----------------
                                                                                         7,558,918
                                                                                  ----------------
              MEDICAL SPECIALTIES (2.1%)
     22,794   Applera Corp. - Applied Biosystems Group                                     644,386
     12,720   Bard (C.R.), Inc.                                                            833,033
      6,522   Bausch & Lomb, Inc.                                                          451,388
     75,644   Baxter International, Inc.                                                 2,863,125
     30,572   Becton, Dickinson & Co.                                                    1,952,022
     30,212   Biomet, Inc.                                                               1,099,717
     71,569   Boston Scientific Corp.*                                                   1,747,715
     14,874   Fisher Scientific International, Inc.*                                     1,013,812
     40,246   Guidant Corp.                                                              3,089,283
     19,511   Hospira, Inc.*                                                               774,587
    146,721   Medtronic, Inc.                                                            7,915,598
     15,111   Pall Corp.                                                                   444,566
     15,865   PerkinElmer, Inc.                                                            377,428
     44,465   St. Jude Medical, Inc.*                                                    2,027,604
     35,369   Stryker Corp.                                                              1,634,755
     13,424   Waters Corp.*                                                                573,608
     30,054   Zimmer Holdings, Inc.*                                                     2,079,136
                                                                                  ----------------
                                                                                        29,521,763
                                                                                  ----------------
              MISCELLANEOUS COMMERCIAL SERVICES (0.0%)
     15,918   Sabre Holdings Corp. (Class A)                                               384,101
                                                                                  ----------------
              MISCELLANEOUS MANUFACTURING (0.1%)
     24,583   Dover Corp.                                                                1,178,509
                                                                                  ----------------
              MOTOR VEHICLES (0.3%)
    225,324   Ford Motor Co.                                                             1,795,832
     68,595   General Motors Corp.                                                       1,393,164
     33,310   Harley-Davidson, Inc.                                                      1,749,108
                                                                                  ----------------
                                                                                         4,938,104
                                                                                  ----------------

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
  SHARES                                                                               VALUE
--------------------------------------------------------------------------------------------------
              MULTI-LINE INSURANCE (1.8%)
    314,841   American International Group, Inc.                                  $     20,892,849
     36,435   Hartford Financial Services Group, Inc. (The)                              3,001,515
     16,447   Loews Corp.                                                                1,517,400
     14,985   Safeco Corp.                                                                 771,877
                                                                                  ----------------
                                                                                        26,183,641
                                                                                  ----------------
              OFFICE EQUIPMENT/SUPPLIES (0.1%)
     13,399   Avery Dennison Corp.                                                         803,940
     27,670   Pitney Bowes, Inc.                                                         1,182,616
                                                                                  ----------------
                                                                                         1,986,556
                                                                                  ----------------
              OIL & GAS PIPELINES (0.3%)
     79,975   El Paso Corp.                                                              1,046,073
     12,765   Kinder Morgan, Inc.                                                        1,184,337
     69,505   Williams Companies, Inc. (The)                                             1,499,223
                                                                                  ----------------
                                                                                         3,729,633
                                                                                  ----------------
              OIL & GAS PRODUCTION (1.6%)
     28,772   Anadarko Petroleum Corp.                                                   2,853,032
     39,943   Apache Corp.                                                               2,672,986
     45,855   Burlington Resources, Inc.                                                 4,135,204
     53,893   Devon Energy Corp.                                                         3,159,747
     29,303   EOG Resources, Inc.                                                        1,975,022
     14,070   Kerr-McGee Corp.                                                           1,374,639
     49,487   Occidental Petroleum Corp.                                                 4,530,040
     44,055   XTO Energy Inc.                                                            1,845,464
                                                                                  ----------------
                                                                                        22,546,134
                                                                                  ----------------
              OIL REFINING/MARKETING (0.6%)
     44,453   Marathon Oil Corp.                                                         3,138,382
     16,512   Sunoco, Inc.                                                               1,223,539
     74,798   Valero Energy Corp.                                                        4,023,384
                                                                                  ----------------
                                                                                         8,385,305
                                                                                  ----------------
              OILFIELD SERVICES/EQUIPMENT (1.4%)
     41,465   Baker Hughes Inc.                                                          2,818,376
     39,100   BJ Services Co.                                                            1,224,221
     62,206   Halliburton Co.                                                            4,230,008
     21,142   National Oilwell-Varco, Inc.*                                       $      1,287,125
     71,455   Schlumberger Ltd. (Netherlands Antilles)                                   8,217,325
     42,167   Weatherford International Ltd. (Bermuda)*                                  1,818,241
                                                                                  ----------------
                                                                                        19,595,296
                                                                                  ----------------
              OTHER CONSUMER SERVICES (0.7%)
     17,652   Apollo Group, Inc. (Class A)*                                                871,656
     39,742   Block (H.&R.), Inc.                                                          886,247
    124,255   Cendant Corp.                                                              2,065,118
    138,630   eBay, Inc.*                                                                5,553,518
                                                                                  ----------------
                                                                                         9,376,539
                                                                                  ----------------
              OTHER CONSUMER SPECIALTIES (0.1%)
     17,723   Fortune Brands, Inc.                                                       1,374,419
                                                                                  ----------------
              OTHER METALS/MINERALS (0.1%)
     12,318   Phelps Dodge Corp.                                                         1,699,884
                                                                                  ----------------
              PACKAGED SOFTWARE (3.2%)
     72,926   Adobe Systems, Inc.*                                                       2,816,402
     27,995   Autodesk, Inc.*                                                            1,054,012
     26,236   BMC Software, Inc.*                                                          573,781
     55,660   CA INC                                                                     1,511,726
     46,997   Compuware Corp.*                                                             385,845
     21,463   Intuit Inc.*                                                               1,042,673
  1,110,410   Microsoft Corp.                                                           29,870,029
     46,335   Novell, Inc.*                                                                440,646
    463,253   Oracle Corp.*                                                              5,753,606
     13,212   Parametric Technology Corp.*                                                 201,093
    131,180   Symantec Corp.*                                                            2,215,630
                                                                                  ----------------
                                                                                        45,865,443
                                                                                  ----------------
              PERSONNEL SERVICES (0.1%)
     14,932   Monster Worldwide, Inc.*                                                     731,071
     20,658   Robert Half International, Inc.                                              742,035
                                                                                  ----------------
                                                                                         1,473,106
                                                                                  ----------------
              PHARMACEUTICALS: GENERIC DRUGS (0.1%)
      7,300   Barr Pharmaceuticals Inc.*                                                   490,414

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
  SHARES                                                                               VALUE
--------------------------------------------------------------------------------------------------
     26,516   Mylan Laboratories, Inc.                                            $        609,868
     12,301   Watson Pharmaceuticals, Inc.*                                                368,784
                                                                                  ----------------
                                                                                         1,469,066
                                                                                  ----------------
              PHARMACEUTICALS: MAJOR (6.1%)
    188,160   Abbott Laboratories                                                        8,312,909
    237,321   Bristol-Myers Squibb Co.                                                   5,482,115
    360,852   Johnson & Johnson                                                         20,803,118
    137,870   Lilly (Eli) & Co.                                                          7,668,329
    265,233   Merck & Co., Inc.                                                          9,246,022
    894,133   Pfizer, Inc.                                                              23,417,343
    179,265   Schering-Plough Corp.                                                      3,316,402
    162,813   Wyeth                                                                      8,108,087
                                                                                  ----------------
                                                                                        86,354,325
                                                                                  ----------------
              PHARMACEUTICALS: OTHER (0.3%)
     15,964   Allergan, Inc.                                                             1,728,263
     40,974   Forest Laboratories, Inc.*                                                 1,880,707
     29,329   King Pharmaceuticals, Inc.*                                                  476,596
                                                                                  ----------------
                                                                                         4,085,566
                                                                                  ----------------
              PRECIOUS METALS (0.3%)
     22,324   Freeport-McMoRan Copper & Gold, Inc. (Class B)                             1,130,264
     54,194   Newmont Mining Corp.                                                       2,867,946
                                                                                  ----------------
                                                                                         3,998,210
                                                                                  ----------------
              PROPERTY - CASUALTY INSURERS (1.2%)
     39,098   ACE Ltd. (Cayman Islands)                                                  2,178,932
     78,679   Allstate Corp. (The)                                                       4,310,036
     24,249   Chubb Corp. (The)                                                          2,321,842
     21,192   Cincinnati Financial Corp.                                                   940,077
     23,926   Progressive Corp. (The)                                                    2,570,849
     83,993   St. Paul Travelers Companies, Inc. (The)                                   3,610,019
     21,151   XL Capital Ltd. (Class A) (Cayman Islands)                                 1,428,750
                                                                                  ----------------
                                                                                        17,360,505
                                                                                  ----------------
              PUBLISHING: BOOKS/MAGAZINES (0.0%)
      5,084   Meredith Corp.                                                               280,078
                                                                                  ----------------
              PUBLISHING: NEWSPAPERS (0.3%)
      7,156   Dow Jones & Co., Inc.                                               $        290,891
     29,098   Gannett Co., Inc.                                                          1,808,732
      8,417   Knight-Ridder, Inc.                                                          505,188
     17,599   New York Times Co. (The) (Class A)                                           496,644
      9,600   Scripps (E.W.) Co. (Class A)                                                 461,568
     31,758   Tribune Co.                                                                  971,795
                                                                                  ----------------
                                                                                         4,534,818
                                                                                  ----------------
              PULP & PAPER (0.2%)
     59,496   International Paper Co.                                                    1,949,684
     22,011   MeadWestvaco Corp.                                                           612,346
                                                                                  ----------------
                                                                                         2,562,030
                                                                                  ----------------
              RAILROADS (0.7%)
     45,295   Burlington Northern Santa Fe Corp.                                         3,561,999
     26,351   CSX Corp.                                                                  1,459,318
     49,298   Norfolk Southern Corp.                                                     2,523,072
     32,137   Union Pacific Corp.                                                        2,845,731
                                                                                  ----------------
                                                                                        10,390,120
                                                                                  ----------------
              REAL ESTATE INVESTMENT TRUSTS (0.8%)
     11,609   Apartment Investment & Management Co. (Class A)                              514,395
     25,714   Archstone-Smith Trust                                                      1,218,844
     49,267   Equity Office Properties Trust                                             1,549,447
     34,954   Equity Residential                                                         1,582,717
     22,325   Plum Creek Timber Co., Inc.                                                  829,374
     29,535   ProLogis                                                                   1,551,178
     10,029   Public Storage, Inc.                                                         782,463
     22,616   Simon Property Group, Inc.                                                 1,876,450
     14,320   Vornado Realty Trust                                                       1,274,337
                                                                                  ----------------
                                                                                        11,179,205
                                                                                  ----------------
              RECREATIONAL PRODUCTS (0.2%)
     11,701   Brunswick Corp.                                                              459,030
     36,460   Electronic Arts, Inc.*                                                     1,894,826
     21,633   Hasbro, Inc.                                                                 438,934
     48,982   Mattel, Inc.                                                                 825,347
                                                                                  ----------------
                                                                                         3,618,137
                                                                                  ----------------

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
  SHARES                                                                               VALUE
--------------------------------------------------------------------------------------------------
              REGIONAL BANKS (1.3%)
     42,280   AmSouth Bancorporation                                              $      1,173,270
     15,107   Compass Bancshares, Inc.                                                     759,580
     67,302   Fifth Third Bancorp                                                        2,601,222
     15,284   First Horizon National Corp.                                                 597,757
      9,678   M&T Bank Corp.                                                             1,087,807
     25,370   Marshall & Ilsley Corp.                                                    1,116,280
     57,699   North Fork Bancorporation, Inc.                                            1,473,632
     22,502   Northern Trust Corp.                                                       1,186,305
     37,882   Synovus Financial Corp.                                                    1,073,955
    220,319   U.S. Bancorp                                                               6,810,060
     12,667   Zions Bancorporation                                                       1,045,281
                                                                                  ----------------
                                                                                        18,925,149
                                                                                  ----------------
              RESTAURANTS (0.8%)
     15,884   Darden Restaurants, Inc.                                                     666,175
    152,662   McDonald's Corp.                                                           5,329,430
     93,214   Starbucks Corp.*                                                           3,385,532
     14,100   Wendy's International, Inc.                                                  816,390
     34,335   Yum! Brands, Inc.                                                          1,637,779
                                                                                  ----------------
                                                                                        11,835,306
                                                                                  ----------------
              SAVINGS BANKS (0.6%)
     30,912   Golden West Financial Corp.                                                2,195,679
     43,322   Sovereign Bancorp, Inc.                                                      902,397
    119,686   Washington Mutual, Inc.                                                    5,110,592
                                                                                  ----------------
                                                                                         8,208,668
                                                                                  ----------------
              SEMICONDUCTORS (2.6%)
     49,013   Advanced Micro Devices, Inc.*                                              1,895,333
     43,966   Altera Corp.*                                                                881,079
     44,496   Analog Devices, Inc.                                                       1,697,077
     36,238   Applied Micro Circuits Corp.*                                                130,819
     52,619   Broadcom Corp. (Class A)*                                                  2,372,568
     49,780   Freescale Semiconductor Inc. (Class B)*                                    1,346,051
    731,304   Intel Corp.                                                               15,064,862
     36,967   Linear Technology Corp.                                                    1,362,604
     47,512   LSI Logic Corp.*                                                             463,242
     39,763   Maxim Integrated Products, Inc.                                            1,554,336
     74,961   Micron Technology, Inc.*                                            $      1,162,645
     41,687   National Semiconductor Corp.                                               1,169,320
     20,763   NVIDIA Corp.*                                                                978,560
     22,227   PMC - Sierra, Inc.*                                                          226,938
    196,266   Texas Instruments Inc.                                                     5,858,540
     42,275   Xilinx, Inc.                                                               1,153,262
                                                                                  ----------------
                                                                                        37,317,236
                                                                                  ----------------
              SERVICES TO THE HEALTH INDUSTRY (0.4%)
     17,665   Express Scripts, Inc.*                                                     1,541,625
     28,104   IMS Health Inc.                                                              677,306
     16,123   Laboratory Corp. of America Holdings*                                        936,908
     37,306   Medco Health Solutions Inc.*                                               2,078,690
     20,100   Quest Diagnostics Inc.                                                     1,062,687
                                                                                  ----------------
                                                                                         6,297,216
                                                                                  ----------------
              SPECIALTY INSURANCE (0.2%)
     12,759   Ambac Financial Group, Inc.                                                  958,839
     16,261   MBIA Inc.                                                                    955,171
     11,005   MGIC Investment Corp.                                                        701,569
                                                                                  ----------------
                                                                                         2,615,579
                                                                                  ----------------
              SPECIALTY STORES (0.5%)
     21,961   AutoNation, Inc.*                                                            459,204
      6,697   AutoZone, Inc.*                                                              647,466
     36,008   Bed Bath & Beyond Inc.*                                                    1,297,728
     37,463   Office Depot, Inc.*                                                        1,336,680
      8,588   OfficeMax Inc.                                                               251,886
     88,716   Staples, Inc.                                                              2,177,091
     17,254   Tiffany & Co.                                                                640,641
                                                                                  ----------------
                                                                                         6,810,696
                                                                                  ----------------
              SPECIALTY TELECOMMUNICATIONS (0.2%)
     15,889   CenturyTel, Inc.                                                             571,686
     40,501   Citizens Communications Co.                                                  540,688
    187,259   Qwest Communications International, Inc.*                                  1,183,477
                                                                                  ----------------
                                                                                         2,295,851
                                                                                  ----------------

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
  SHARES                                                                               VALUE
--------------------------------------------------------------------------------------------------
              STEEL (0.2%)
     10,315   Allegheny Technologies Inc.                                         $        521,011
     18,876   Nucor Corp.                                                                1,624,280
     13,753   United States Steel Corp.                                                    749,539
                                                                                  ----------------
                                                                                         2,894,830
                                                                                  ----------------
              TELECOMMUNICATION EQUIPMENT (1.7%)
     14,131   ADC Telecommunications, Inc.*                                                357,797
     19,705   Andrew Corp.*                                                                267,200
     70,106   CIENA Corp.*                                                                 281,826
     24,503   Comverse Technology, Inc.*                                                   704,706
    184,853   Corning, Inc.*                                                             4,512,262
    539,150   Lucent Technologies Inc.*                                                  1,509,620
    302,128   Motorola, Inc.                                                             6,465,539
    199,436   QUALCOMM Inc.                                                              9,415,374
     54,396   Tellabs, Inc.*                                                               799,077
                                                                                  ----------------
                                                                                        24,313,401
                                                                                  ----------------
              TOBACCO (1.4%)
    252,586   Altria Group, Inc.                                                        18,160,933
     10,370   Reynolds American, Inc.                                                    1,100,775
     19,841   UST, Inc.                                                                    771,418
                                                                                  ----------------
                                                                                        20,033,126
                                                                                  ----------------
              TOOLS/HARDWARE (0.1%)
      9,511   Black & Decker Corp.                                                         813,951
      7,027   Snap-On, Inc.                                                                273,491
      8,823   Stanley Works (The)                                                          442,385
                                                                                  ----------------
                                                                                         1,529,827
                                                                                  ----------------
              TRUCKS/CONSTRUCTION/FARM MACHINERY (0.7%)
     82,508   Caterpillar Inc.                                                           6,029,685
      5,680   Cummins Inc.                                                                 615,030
     29,256   Deere & Co.                                                                2,231,355
      7,483   Navistar International Corp.*                                                219,626
     20,535   PACCAR, Inc.                                                               1,434,780
                                                                                  ----------------
                                                                                        10,530,476
                                                                                  ----------------
              WHOLESALE DISTRIBUTORS (0.1%)
     21,048   Genuine Parts Co.                                                   $        937,057
      9,221   Grainger (W.W.), Inc.                                                        682,723
                                                                                  ----------------
                                                                                         1,619,780
                                                                                  ----------------
              TOTAL COMMON STOCKS
               (COST $1,171,740,754)                                                 1,402,582,505
                                                                                  ----------------
 PRINCIPAL
 AMOUNT IN
 THOUSANDS
-----------
$    19,940   SHORT-TERM INVESTMENT (1.4%)
              REPURCHASE AGREEMENT
              Joint repurchase agreement account
              4.555% due 03/01/06 (dated 02/28/06;
              proceeds $19,942,523) (b)
              (COST $19,940,000)                                                        19,940,000
                                                                                  ----------------

TOTAL INVESTMENTS
 (COST $1,191,680,754) (c)(d)                              100.0%                    1,422,522,505
OTHER ASSETS IN EXCESS OF LIABILITIES                        0.0                           401,232
                                                           -----                  ----------------
NET ASSETS                                                 100.0%                 $  1,422,923,737
                                                           =====                  ================

----------
  *  NON-INCOME PRODUCING SECURITY.

 ** A PORTION OF THIS SECURITY HAS BEEN PHYSICALLY SEGREGATED IN CONNECTION WITH OPEN FUTURES CONTRACTS IN THE AMOUNT OF $1,008,000.

(a) A SECURITY WITH TOTAL MARKET VALUE EQUAL TO $0 HAS BEEN VALUED AT ITS FAIR VALUE AS DETERMINED IN GOOD FAITH UNDER PROCEDURES ESTABLISHED BY AND UNDER GENERAL SUPERVISION OF THE FUND'S TRUSTEES.

(b)  COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.

(c) SECURITIES HAVE BEEN DESIGNATED AS COLLATERAL IN AN AMOUNT EQUAL TO $20,523,158, IN CONNECTION WITH OPEN FUTURES CONTRACTS.

(d) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES APPROXIMATES THE AGGREGATE COST FOR BOOK PURPOSES. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $394,935,749 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $164,093,998, RESULTING IN NET UNREALIZED APPRECIATION OF $230,841,751.

                        SEE NOTES TO FINANCIAL STATEMENTS

FUTURES CONTRACTS OPEN AT FEBRUARY 28, 2006:

NUMBER OF                  DESCRIPTION, DELIVERY           UNDERLYING FACE    UNREALIZED
CONTRACTS     LONG/SHORT      MONTH AND YEAR               AMOUNT AT VALUE   APPRECIATION
-----------------------------------------------------------------------------------------
    105          Long      S&P 500 Index
                           E-Mini March 2006               $     6,732,600   $     78,596

     43          Long      S&P 500 Index
                           March 2006                           13,785,800        175,548
                                                                             ------------
                           Total Unrealized Appreciation                     $    254,144
                                                                             ============

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY S&P 500 INDEX FUND

SUMMARY OF INVESTMENTS - FEBRUARY 28, 2006 (UNAUDITED)

                                                              PERCENT OF
SECTOR                                          VALUE         NET ASSETS
------------------------------------------------------------------------
Finance                                    $   295,717,134          20.8%
Electronic Technology                          148,742,931          10.5
Health Technology                              142,441,830          10.0
Energy Minerals                                103,662,898           7.3
Consumer Non-Durables                          102,420,460           7.2
Producer Manufacturing                         100,985,889           7.1
Technology Services                             81,908,502           5.8
Retail Trade                                    79,848,030           5.6
Consumer Services                               72,816,998           5.1
Utilities                                       47,289,478           3.3
Communications                                  45,864,109           3.2
Health Services                                 36,344,898           2.5
Industrial Services                             32,738,934           2.3
Process Industries                              28,858,465           2.0
Transportation                                  25,751,606           1.8
Consumer Durables                               20,647,690           1.5
Repurchase Agreement                            19,940,000           1.4
Non-Energy Minerals                             15,043,190           1.1
Distribution Services                           11,442,700           0.8
Commercial Services                             10,056,763           0.7
                                           ---------------    ----------
                                           $ 1,422,522,505*        100.0%
                                           ===============    ==========

----------
* DOES NOT INCLUDE OPEN LONG FUTURES CONTRACTS WITH AN UNDERLYING FACE AMOUNT OF $20,518,400 WITH UNREALIZED APPRECIATION OF $254,144.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY S&P 500 INDEX FUND

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
FEBRUARY 28, 2006 (UNAUDITED)

ASSETS:
Investments in securities, at value (cost $1,186,333,157)                $   1,414,722,020
Investments in an affiliate, at value (cost $5,347,597)                          7,800,485
Receivable for:
    Dividends                                                                    2,793,538
    Shares of beneficial interest sold                                           2,770,160
Prepaid expenses and other assets                                                   70,563
                                                                         -----------------
    TOTAL ASSETS                                                             1,428,156,766
                                                                         -----------------
LIABILITIES:
Payable for:
    Shares of beneficial interest redeemed                                       3,457,297
    Distribution fee                                                               708,650
    Investments purchased                                                          487,741
    Variation margin                                                               188,650
    Investment advisory fee                                                        120,069
    Administration fee                                                              87,814
    Transfer agent fee                                                              30,388
Accrued expenses and other payables                                                152,420
                                                                         -----------------
    TOTAL LIABILITIES                                                            5,233,029
                                                                         -----------------
    NET ASSETS                                                           $   1,422,923,737
                                                                         =================
COMPOSITION OF NET ASSETS:
Paid-in-capital                                                          $   1,379,727,812
Net unrealized appreciation                                                    231,095,895
Accumulated undistributed net investment income                                  4,620,223
Accumulated net realized loss                                                 (192,520,193)
                                                                         -----------------
    NET ASSETS                                                           $   1,422,923,737
                                                                         =================
CLASS A SHARES:
Net Assets                                                               $     443,701,301
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                       32,086,224
    NET ASSET VALUE PER SHARE                                            $           13.83
                                                                         =================
    MAXIMUM OFFERING PRICE PER SHARE,
    (NET ASSET VALUE PLUS 5.54% OF NET ASSET VALUE)                      $           14.60
                                                                         =================
CLASS B SHARES:
Net Assets                                                               $     654,362,092
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                       48,679,058
    NET ASSET VALUE PER SHARE                                            $           13.44
                                                                         =================
CLASS C SHARES:
Net Assets                                                               $     144,673,136
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                       10,784,803
    NET ASSET VALUE PER SHARE                                            $           13.41
                                                                         =================
CLASS D SHARES:
Net Assets                                                               $     180,187,208
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                       12,915,896
    NET ASSET VALUE PER SHARE                                            $           13.95
                                                                         =================

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED FEBRUARY 28, 2006 (UNAUDITED)

NET INVESTMENT INCOME:
INCOME
Dividends                                                                $      13,803,222
Dividends from an affiliate                                                         77,657
Interest                                                                           350,901
                                                                         -----------------
    TOTAL INCOME                                                                14,231,780
                                                                         -----------------
EXPENSES
Distribution fee (Class A shares)                                                  502,192
Distribution fee (Class B shares)                                                3,578,757
Distribution fee (Class C shares)                                                  675,939
Transfer agent fees and expenses                                                 1,192,490
Investment advisory fee                                                            882,601
Administration fee                                                                 588,401
Shareholder reports and notices                                                    103,122
Custodian fees                                                                      92,325
Registration fees                                                                   44,935
Professional fees                                                                   37,454
Trustees' fees and expenses                                                          9,924
Other                                                                              137,248
                                                                         -----------------
    TOTAL EXPENSES                                                               7,845,388
Less: amounts waived/reimbursed                                                   (146,496)
                                                                         -----------------
    NET EXPENSES                                                                 7,698,892
                                                                         -----------------
    NET INVESTMENT INCOME                                                        6,532,888
                                                                         -----------------
NET REALIZED AND UNREALIZED GAIN:
NET REALIZED GAIN ON:
Investments                                                                     41,105,871
Futures contracts                                                                  902,457
                                                                         -----------------
    NET REALIZED GAIN                                                           42,008,328
                                                                         -----------------
NET CHANGE IN UNREALIZED APPRECIATION ON:
Investments                                                                     28,492,177
Futures contracts                                                                  185,675
                                                                         -----------------
    NET APPRECIATION                                                            28,677,852
                                                                         -----------------
    NET GAIN                                                                    70,686,180
                                                                         -----------------
NET INCREASE                                                             $      77,219,068
                                                                         =================

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS

                                                                                 FOR THE SIX         FOR THE YEAR
                                                                                MONTHS ENDED             ENDED
                                                                              FEBRUARY 28, 2006     AUGUST 31, 2005
                                                                              -----------------    -----------------
                                                                                 (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income                                                         $       6,532,888    $      17,747,547
Net realized gain                                                                    42,008,328           85,199,227
Net change in unrealized appreciation/depreciation                                   28,677,852           84,404,769
                                                                              -----------------    -----------------
     NET INCREASE                                                                    77,219,068          187,351,543
                                                                              -----------------    -----------------

DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
Class A shares                                                                       (6,005,049)          (4,386,734)
Class B shares                                                                       (2,743,790)          (6,352,859)
Class C shares                                                                         (918,694)          (1,072,102)
Class D shares                                                                       (2,832,584)          (3,188,310)
                                                                              -----------------    -----------------
     TOTAL DIVIDENDS                                                                (12,500,117)         (15,000,005)
                                                                              -----------------    -----------------

Net decrease from transactions in shares of beneficial interest                    (199,813,347)        (394,424,338)
                                                                              -----------------    -----------------

     NET DECREASE                                                                  (135,094,396)        (222,072,800)

NET ASSETS:
Beginning of period                                                               1,558,018,133        1,780,090,933
                                                                              -----------------    -----------------
END OF PERIOD
(INCLUDING ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME OF $4,620,223
AND $10,587,452, RESPECTIVELY)                                                $   1,422,923,737    $   1,558,018,133
                                                                              =================    =================

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY S&P 500 Index Fund

NOTES TO FINANCIAL STATEMENTS - FEBRUARY 28, 2006 (UNAUDITED)

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley S&P 500 Index Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide investment results that, before expenses, correspond to the total return of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index"). The Fund was organized as a Massachusetts business trust on June 18, 1997 and commenced operations on September 26, 1997.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The Fund will assess a 2% redemption fee on Class A shares, Class B shares, Class C shares, and Class D shares, which is paid directly to the Fund, for shares redeemed within seven days of purchase. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. REPURCHASE AGREEMENTS -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Adviser, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. FUTURES CONTRACTS -- A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

F. FEDERAL INCOME TAX POLICY -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

H. USE OF ESTIMATES -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.


2. INVESTMENT ADVISORY / ADMINISTRATION AGREEMENTS

Pursuant to an Investment Advisory Agreement, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.12% to the portion of the daily net assets not exceeding $2 billion and 0.10% to the portion of the daily net assets in excess of $2 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

The Investment Adviser has agreed to cap the Fund's operating expenses (except for brokerage and 12b-1 fees) by assuming the Fund's "other expenses" and/ or waiving the Fund's advisory fees, and the Administrator has agreed to waive the Fund's administrative fees, to the extent that such operating expenses exceed 0.40% of the average daily net assets of the Fund on an annualized basis.


3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- up to 1.0% of the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $30,381,156 at February 28, 2006.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended February 28, 2006, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.23% and 0.92%, respectively.

The Distributor has informed the Fund that for the six months ended February 28, 2006, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $1,487, $913,857 and $8,942, respectively and received $78,328 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.


4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended February 28, 2006, aggregated $28,134,490 and $238,414,673, respectively. Included in the aforementioned are sales of common stock of Morgan Stanley, an affiliate of the Investment Adviser, Administrator and Distributor, of $1,138,373, as well as a realized gain of $563,264.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund's transfer agent.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.


5. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Fund may purchase and sell stock index futures ("futures contracts") for the following reasons: to simulate full investment in the S&P 500 Index while retaining a cash balance for fund management purposes; to facilitate trading; to reduce transaction costs; or to seek higher investment returns when a futures contract is priced more attractively than stocks comprising the S&P 500 Index.

These futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

6. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                   FOR THE SIX                             FOR THE YEAR
                                                  MONTHS ENDED                                ENDED
                                                FEBRUARY 28, 2006                        AUGUST 31, 2005
                                      ------------------------------------    ------------------------------------
                                                   (UNAUDITED)
                                           SHARES              AMOUNT              SHARES              AMOUNT
                                      ----------------    ----------------    ----------------    ----------------
CLASS A SHARES
Sold                                         1,840,066    $     24,870,216           5,235,373    $     70,363,664
Conversion from Class B                      5,692,591          76,159,545           8,925,582         108,204,446
Reinvestment of dividends                      417,812           5,707,309             328,035           4,280,860
Redeemed                                    (6,103,225)        (82,576,140)         (9,303,697)       (119,585,456)
                                      ----------------    ----------------    ----------------    ----------------
Net increase -- Class A                      1,847,244          24,160,930           5,185,293          63,263,514
                                      ----------------    ----------------    ----------------    ----------------
CLASS B SHARES
Sold                                           605,865           7,913,970           3,953,339          48,834,993
Conversion to Class A                       (5,882,325)        (76,159,545)         (8,645,562)       (108,204,446)
Reinvestment of dividends                      185,895           2,470,551             447,897           5,679,334
Redeemed                                    (9,746,503)       (127,272,053)        (27,578,164)       (338,136,707)
                                      ----------------    ----------------    ----------------    ----------------
Net decrease -- Class B                    (14,837,068)       (193,047,077)        (31,822,490)       (391,826,826)
                                      ----------------    ----------------    ----------------    ----------------
CLASS C SHARES
Sold                                           309,331           4,056,341           1,212,926          14,976,223
Reinvestment of dividends                       65,154             863,945              78,995           1,000,865
Redeemed                                    (1,574,450)        (20,559,375)         (4,203,867)        (51,963,157)
                                      ----------------    ----------------    ----------------    ----------------
Net decrease -- Class C                     (1,199,965)        (15,639,089)         (2,911,946)        (35,986,069)
                                      ----------------    ----------------    ----------------    ----------------
CLASS D SHARES
Sold                                           779,126          10,650,004           3,756,182          48,375,150
Reinvestment of dividends                      159,078           2,190,504             190,144           2,500,397
Redeemed                                    (2,064,333)        (28,128,619)         (6,226,828)        (80,750,504)
                                      ----------------    ----------------    ----------------    ----------------
Net decrease -- Class D                     (1,126,129)        (15,288,111)         (2,280,502)        (29,874,957)
                                      ----------------    ----------------    ----------------    ----------------
Net decrease in Fund                       (15,315,918)   $   (199,813,347)        (31,829,645)   $   (394,424,338)
                                      ================    ================    ================    ================

7. FEDERAL INCOME TAX STATUS

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of August 31, 2005, the Fund had a net capital loss carryforward of $217,749,622 of which $4,102,814 will expire on August 31, 2008, $1,186,260 will expire on August 31, 2009, $31,462,959 will expire on August 31, 2010, $156,244,657 will expire on August 31, 2011 and $24,752,932 will expire on August 31, 2012 to offset future capital gains to the extent provided by regulations.

As of August 31, 2005, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales and mark-to-market of open futures contracts.


8. LEGAL MATTERS

The Investment Adviser, certain affiliates of the Investment Adviser, certain officers of such affiliates and certain investment companies advised by the Investment Adviser or its affiliates, including the Fund, are named as defendants in a consolidated class action. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint, filed in the United States District Court Southern District of New York on April 16, 2004, generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Adviser and certain affiliates of the Investment Adviser allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Adviser or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action and intend to otherwise vigorously defend it. On March 9, 2005, Plaintiffs sought leave to supplement their complaint to assert claims on behalf of other investors, which motion defendants opposed. While the Fund and Adviser believe that each has meritorious defenses, the ultimate outcome of this matter is not presently determinable and no provision has been made in the Fund's financial statements for the effect, if any, of this matter.

MORGAN STANLEY S&P 500 INDEX FUND

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                    FOR THE SIX                      FOR THE YEAR ENDED AUGUST 31,
                                                   MONTHS ENDED         ----------------------------------------------------
                                                 FEBRUARY 28, 2006        2005       2004       2003       2002       2001
                                                 -----------------      --------   --------   --------   --------   --------
                                                    (UNAUDITED)
CLASS A SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period             $           13.27      $  12.03   $  10.97   $   9.91   $  12.17   $  16.20
                                                 -----------------      --------   --------   --------   --------   --------
Income (loss) from investment operations:
   Net investment income++                                    0.09          0.19       0.12       0.11       0.08       0.08
   Net realized and unrealized gain (loss)                    0.66          1.23       1.05       1.01      (2.34)     (4.11)
                                                 -----------------      --------   --------   --------   --------   --------
Total income (loss) from investment operations                0.75          1.42       1.17       1.12      (2.26)     (4.03)
                                                 -----------------      --------   --------   --------   --------   --------
Less dividends from net investment income                    (0.19)        (0.18)     (0.11)     (0.06)         -          -
                                                 -----------------      --------   --------   --------   --------   --------
Net asset value, end of period                   $           13.83      $  13.27   $  12.03   $  10.97   $   9.91   $  12.17
                                                 =================      ========   ========   ========   ========   ========
TOTAL RETURN+                                                 5.64%(3)     11.81%     10.70%     11.36%    (18.57)%   (24.83)%

RATIOS TO AVERAGE NET ASSETS(1)(2):
Expenses                                                      0.63%(4)      0.64%      0.70%      0.70%      0.73%      0.69%
Net investment income                                         1.30%(4)      1.52%      1.03%      1.11%      0.73%      0.59%

SUPPLEMENTAL DATA:
Net assets, end of period, in millions           $             444      $    401   $    301   $    233   $    161   $    159
Portfolio turnover rate                                          2%(3)         3%         2%         2%        12%         4%

----------
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) IF THE FUND HAD BORNE ALL OF ITS EXPENSES THAT WERE REIMBURSED OR WAIVED BY THE INVESTMENT ADVISER AND ADMINISTRATOR, THE ANNUALIZED EXPENSE AND NET INVESTMENT INCOME RATIOS WOULD HAVE BEEN AS FOLLOWS:

                                     EXPENSE         NET INVESTMENT
              PERIOD ENDED:           RATIO           INCOME RATIO
             ---------------         -------         --------------
             FEBRUARY 28, 2006         0.65%              1.28%
             AUGUST 31, 2005           0.65               1.51
             AUGUST 31, 2004           0.77               0.96
             AUGUST 31, 2003           0.82               0.99
             AUGUST 31, 2002           0.80               0.66
             AUGUST 31, 2001           0.72               0.56

(2) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(3)  NOT ANNUALIZED.
(4)  ANNUALIZED.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                    FOR THE SIX                      FOR THE YEAR ENDED AUGUST 31,
                                                   MONTHS ENDED         ----------------------------------------------------
                                                 FEBRUARY 28, 2006        2005       2004       2003       2002       2001
                                                 -----------------      --------   --------   --------   --------   --------
                                                    (UNAUDITED)
CLASS B SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period             $           12.83      $  11.62   $  10.60   $   9.60   $  11.88   $  15.94
                                                 -----------------      --------   --------   --------   --------   --------
Income (loss) from investment operations:
   Net investment income (loss)++                             0.03          0.10       0.03       0.03      (0.01)     (0.03)
   Net realized and unrealized gain (loss)                    0.63          1.18       1.02       0.97      (2.27)     (4.03)
                                                 -----------------      --------   --------   --------   --------   --------
Total income (loss) from investment operations                0.66          1.28       1.05       1.00      (2.28)     (4.06)
                                                 -----------------      --------   --------   --------   --------   --------
Less dividends from net investment income                    (0.05)        (0.07)     (0.03)         -          -          -
                                                 -----------------      --------   --------   --------   --------   --------
Net asset value, end of period                   $           13.44      $  12.83   $  11.62   $  10.60   $   9.60   $  11.88
                                                 =================      ========   ========   ========   ========   ========
TOTAL RETURN+                                                 5.16%(3)     11.04%      9.88%     10.42%    (19.19)%   (25.47)%

RATIOS TO AVERAGE NET ASSETS(1)(2):
Expenses                                                      1.40%(4)      1.40%      1.46%      1.50%      1.50%      1.50%
Net investment income (loss)                                  0.53%(4)      0.76%      0.27%      0.31%     (0.04)%    (0.22)%

SUPPLEMENTAL DATA:
Net assets, end of period, in millions           $             654      $    815   $  1,108   $  1,160   $  1,169   $  1,544
Portfolio turnover rate                                          2%(3)         3%         2%         2%        12%         4%

----------
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) IF THE FUND HAD BORNE ALL OF ITS EXPENSES THAT WERE REIMBURSED OR WAIVED BY THE INVESTMENT ADVISER AND ADMINISTRATOR, THE ANNUALIZED EXPENSE AND NET INVESTMENT INCOME (LOSS) RATIOS WOULD HAVE BEEN AS FOLLOWS:

                                     EXPENSE           NET INVESTMENT
              PERIOD ENDED:           RATIO          INCOME (LOSS) RATIO
             ---------------         -------         -------------------
             FEBRUARY 28, 2006        1.42%                 0.51%
             AUGUST 31, 2005          1.41                  0.75
             AUGUST 31, 2004          1.53                  0.20
             AUGUST 31, 2003          1.62                  0.19
             AUGUST 31, 2002          1.57                 (0.11)
             AUGUST 31, 2001          1.53                 (0.25)

(2) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(3)  NOT ANNUALIZED.
(4)  ANNUALIZED.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                    FOR THE SIX                      FOR THE YEAR ENDED AUGUST 31,
                                                   MONTHS ENDED         ----------------------------------------------------
                                                 FEBRUARY 28, 2006        2005       2004       2003       2002       2001
                                                 -----------------      --------   --------   --------   --------   --------
                                                    (UNAUDITED)
CLASS C SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period             $           12.83      $  11.61   $  10.60   $   9.60   $  11.88   $  15.94
                                                 -----------------      --------   --------   --------   --------   --------
Income (loss) from investment operations:
   Net investment income (loss)++                             0.04          0.10       0.03       0.03       0.00      (0.03)
   Net realized and unrealized gain (loss)                    0.62          1.20       1.01       0.97      (2.28)     (4.03)
                                                 -----------------      --------   --------   --------   --------   --------
Total income (loss) from investment operations                0.66          1.30       1.04       1.00      (2.28)     (4.06)
                                                 -----------------      --------   --------   --------   --------   --------
Less dividends from net investment income                    (0.08)        (0.08)     (0.03)         -          -          -
                                                 -----------------      --------   --------   --------   --------   --------
Net asset value, end of period                   $           13.41      $  12.83   $  11.61   $  10.60   $   9.60   $  11.88
                                                 =================      ========   ========   ========   ========   ========
TOTAL RETURN+                                                 5.17%(3)     11.18%      9.85%     10.42%    (19.19)%   (25.47)%

RATIOS TO AVERAGE NET ASSETS(1)(2):
Expenses                                                      1.32%(4)      1.34%      1.46%      1.49%      1.49%      1.50%
Net investment income (loss)                                  0.61%(4)      0.82%      0.27%      0.32%     (0.03)%    (0.22)%

SUPPLEMENTAL DATA:
Net assets, end of period, in millions           $             145      $    154   $    173   $    161   $    147   $    169
Portfolio turnover rate                                          2%(3)         3%         2%         2%        12%         4%

----------
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) IF THE FUND HAD BORNE ALL OF ITS EXPENSES THAT WERE REIMBURSED OR WAIVED BY THE INVESTMENT ADVISER AND ADMINISTRATOR, THE ANNUALIZED EXPENSE AND NET INVESTMENT INCOME (LOSS) RATIOS WOULD HAVE BEEN AS FOLLOWS:

                                     EXPENSE            NET INVESTMENT
              PERIOD ENDED:           RATIO          INCOME (LOSS) RATIO
             ---------------         -------         -------------------
             FEBRUARY 28, 2006        1.34%                 0.59%
             AUGUST 31, 2005          1.35                  0.81
             AUGUST 31, 2004          1.53                  0.20
             AUGUST 31, 2003          1.61                  0.20
             AUGUST 31, 2002          1.56                 (0.10)
             AUGUST 31, 2001          1.53                 (0.25)

(2) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(3)  NOT ANNUALIZED.
(4)  ANNUALIZED.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                    FOR THE SIX                      FOR THE YEAR ENDED AUGUST 31,
                                                   MONTHS ENDED         ----------------------------------------------------
                                                 FEBRUARY 28, 2006        2005       2004       2003       2002       2001
                                                 -----------------      --------   --------   --------   --------   --------
                                                    (UNAUDITED)
CLASS D SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period             $           13.40      $  12.14   $  11.06   $  10.00   $  12.26   $  16.28
                                                 -----------------      --------   --------   --------   --------   --------
Income (loss) from investment operations:
   Net investment income++                                    0.10          0.23       0.15       0.13       0.11       0.11
   Net realized and unrealized gain (loss)                    0.67          1.24       1.06       1.02      (2.37)     (4.13)
                                                 -----------------      --------   --------   --------   --------   --------
Total income (loss) from investment operations                0.77          1.47       1.21       1.15      (2.26)     (4.02)
                                                 -----------------      --------   --------   --------   --------   --------
Less dividends from net investment income                    (0.22)        (0.21)     (0.13)     (0.09)         -          -
                                                 -----------------      --------   --------   --------   --------   --------
Net asset value, end of period                   $           13.95      $  13.40   $  12.14   $  11.06   $  10.00   $  12.26
                                                 =================      ========   ========   ========   ========   ========
TOTAL RETURN+                                                 5.73%(3)     12.11%     10.97%     11.59%    (18.43)%   (24.69)%

RATIOS TO AVERAGE NET ASSETS(1)(2):
Expenses                                                      0.40%(4)      0.40%      0.46%      0.50%      0.50%      0.50%
Net investment income                                         1.53%(4)      1.76%      1.27%      1.31%      0.96%      0.78%

SUPPLEMENTAL DATA:
Net assets, end of period, in millions           $             180      $    188   $    198   $    180   $    136   $    118
Portfolio turnover rate                                          2%(3)         3%         2%         2%        12%         4%

----------
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
+ CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) IF THE FUND HAD BORNE ALL OF ITS EXPENSES THAT WERE REIMBURSED OR WAIVED BY THE INVESTMENT ADVISER AND ADMINISTRATOR, THE ANNUALIZED EXPENSE AND NET INVESTMENT INCOME RATIOS WOULD HAVE BEEN AS FOLLOWS:

                                     EXPENSE         NET INVESTMENT
              PERIOD ENDED:           RATIO           INCOME RATIO
             ---------------         -------         --------------
             FEBRUARY 28, 2006        0.42%               1.51%
             AUGUST 31, 2005          0.41                1.75
             AUGUST 31, 2004          0.53                1.20
             AUGUST 31, 2003          0.62                1.19
             AUGUST 31, 2002          0.57                0.89
             AUGUST 31, 2001          0.53                0.75

(2) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(3)  NOT ANNUALIZED.
(4)  ANNUALIZED.

                        SEE NOTES TO FINANCIAL STATEMENTS

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

                 (This page has been left blank intentionally.)

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS
Charles A. Fiumefreddo
CHAIRMAN OF THE BOARD

Ronald E. Robison
PRESIDENT AND PRINCIPAL EXECUTIVE OFFICER

J. David Germany
VICE PRESIDENT

Dennis F. Shea
VICE PRESIDENT

Barry Fink
VICE PRESIDENT

Amy R. Doberman
VICE PRESIDENT

Carsten Otto
CHIEF COMPLIANCE OFFICER

Stefanie V. Chang Yu
VICE PRESIDENT

Francis J. Smith
TREASURER AND CHIEF FINANCIAL OFFICER

Thomas F. Caloia
VICE PRESIDENT

Mary E. Mullin
SECRETARY

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT ADVISER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(C) 2006 Morgan Stanley

[MORGAN STANLEY LOGO]

36007RPT-RA06-00335P-Y02/06

                                                                       [GRAPHIC]

                                                            MORGAN STANLEY FUNDS


                                                                  MORGAN STANLEY
                                                              S&P 500 INDEX FUND


                                                               SEMIANNUAL REPORT
                                                               FEBRUARY 28, 2006


[MORGAN STANLEY LOGO]

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley S&P 500 Index Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
April 19, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
April 19, 2006

/s/ Francis Smith
Francis Smith
Principal Financial Officer
April 19, 2006